Vessels, net - Consolidated Statement of Comprehensive Income/ (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels depreciation	$ 5,233	$ 3,665	$ 2,253
Depreciation on office furniture and equipment	40	39	33
Depreciation of right of use asset (Note 18)	327	206	112
Total	$ 5,600	$ 3,910	$ 2,398